SUBSIDIARIES	6 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
SUBSIDIARIES	SUBSIDIARIES
(a)    Subsidiaries

		Equity Interest
	Country of	December 31, 2025	December 31, 2024
	Incorporation	%	%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100
IperionX Critical Minerals LLC	United States	100	100
IperionX Technology LLC	United States	100	100
IperionX Inc.	United States	100	100
(b)    Ultimate Parent
IperionX Limited is the ultimate parent of the Group.